Key Management Personnel Disclosures	12 Months Ended
Dec. 31, 2023
Key Management Personnel Disclosures [Abstract]
KEY MANAGEMENT PERSONNEL DISCLOSURES

NOTE 31. KEY MANAGEMENT PERSONNEL DISCLOSURES

(a) Remuneration

The total remuneration paid or payable to the directors and senior management of the Group during the year are as follows:

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Short-term employee benefits	423,187	842,729	1,401,637
Post-employment benefits	-	-	4,500
Total	423,187	842,729	1,406,137

During the year 2021, included in short term benefits for directors and officers included payments of US$420,000 to a service companies owned by the then CFO for the provision of Chief Executive Officer and Chief Financial Officer services.

(b) Loans to Key Management Personnel and their related parties

There were no other loans outstanding at the reporting date to Key Management Personnel and their related parties.

Other transactions with Key Management Personnel

Several key management persons, or their related parties, held positions in other entities that resulted in them having control or significant influences over the financials or operating policies of these entities. Transactions between related parties are in normal commercial terms and conditions unless otherwise stated in Notes 29.

(c) Share Options - number of share options held by management

There were no share options held outstanding held by the management.